Stock Incentive Plans - Schedule of Stock Option Activity (Details) - Stock Option [Member] - $ / shares		3 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Options, Outstanding	1,202,724	3,784,037	3,790,702
Weighted- Average Exercise Price per Share, Outstanding (in Dollars per share)	$ 0.55	$ 1.64	$ 1.04
Weighted- Average Remaining Contractual Term (years), Outstanding	5 years 10 months 6 days	8 years 6 months
Number of Options, Exercisable at December 31, 2024		3,744,271	4,145,552
Number of Options, Granted		30,000	3,063,139
Weighted- Average Exercise Price per Share, Granted (in Dollars per share)		$ 1.82	$ 1.78
Number of Options, Exercised		(24,420)	(60,454)
Weighted- Average Exercise Price per Share, Exercised (in Dollars per share)
Number of Options, Forfeited		(12,245)	(9,127)
Weighted- Average Exercise Price per Share, Forfeited (in Dollars per share)		$ 2.78	$ 0.54
Previously Reported [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Options, Outstanding			4,196,282
Weighted- Average Exercise Price per Share, Outstanding (in Dollars per share)			$ 1.04
Weighted- Average Remaining Contractual Term (years), Outstanding			5 years 11 months 23 days